Description of Business	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.       Description of Business

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. GSL Holdings, Inc. was the surviving entity (the “Marathon Merger”), changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, (the “Poseidon Transaction”). References herein to the “GSL Fleet” are to the 19 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction, and references to the “Poseidon Fleet” are to the 19 vessels that the Company acquired as a result of the Poseidon Transaction, excluding the Argos.

The Company’s business is to own and charter out containerships to leading liner companies. On June 30, 2021, the Company sold La Tour, a 2001 built 2,272 TEU containership. As of June 30, 2021, the Company had contracted to purchase a further 17 containerships which have been or are expected to be delivered in the third and fourth quarter 2021.

The following table provides information about the 48 vessels owned as at June 30, 2021.

Company Name (1)	Fleet	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	GSL	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q22
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	2Q22
Telemachus Marine LLC (3)	Poseidon	Marshall Islands	Anthea Y	9,115	2015	3Q23
Global Ship Lease 53 LLC	GSL	Liberia	MSC Tianjin	8,603	2005	2Q24
Global Ship Lease 52 LLC	GSL	Liberia	MSC Qingdao	8,603	2004	2Q24
Global Ship Lease 43 LLC	GSL	Liberia	GSL Ningbo	8,603	2004	1Q23
Global Ship Lease 30 Limited	—	Marshall Islands	GSL Eleni	7,847	2004	3Q24(4)
Global Ship Lease 31 Limited	—	Marshall Islands	GSL Kalliopi	7,847	2004	4Q22(4)
Global Ship Lease 32 Limited	—	Marshall Islands	GSL Grania	7,847	2004	4Q22(4)
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q24
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Philippos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q24
Aristoteles Marine LLC	Poseidon	Marshall Islands	Alexis	6,882	2015	1Q24
Menelaos Marine LLC	Poseidon	Marshall Islands	Olivia I	6,882	2015	1Q24
Global Ship Lease 48 LLC	GSL	Liberia	CMA CGM Berlioz	6,621	2001	4Q25
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Global Ship Lease 35 LLC	—	Liberia	GSL Nicoletta	6,840	2002	3Q24(6)
Global Ship Lease 36 LLC	—	Liberia	GSL Christen	6,840	2002	3Q23(5)
Global Ship Lease 33 LLC	—	Liberia	GSL Vinia	6,080	2004	3Q24
Global Ship Lease 34 LLC	—	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24
GSL Arcadia LLC	Seven Vessels	Liberia	GSL Arcadia	6,008	2000	2Q24
GSL Melita LLC	Seven Vessels	Liberia	tbr GSL Melita (8)	6,008	2001	2Q24
GSL Maria LLC	Seven Vessels	Liberia	tbr GSL Maria (8)	6,008	2001	3Q24
GSL Violetta LLC (3)	Seven Vessels	Liberia	GSL Violetta	6,008	2000	4Q24
GSL Tegea LLC	Seven Vessels	Liberia	GSL Tegea	6,008	2001	2Q24
GSL Dorothea LLC	Seven Vessels	Liberia	tbr GSL Dorothea (8)	6,008	2001	2Q24
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	1Q22
Hudson Marine LLC	Poseidon	Marshall Islands	Zim Europe	5,936	2000	1Q24(7)
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	2Q24(7)
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	1Q22
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	2Q24(9)
Global Ship Lease 47 LLC	GSL	Liberia	GSL Château d’If	5,089	2007	4Q26(10)
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q26(10)
Global Ship Lease 50 LLC	GSL	Liberia	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 49 LLC	GSL	Liberia	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 51 LLC	GSL	Liberia	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 42 LLC	GSL	Liberia	GSL Valerie	2,824	2005	3Q21
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	2Q24(11)
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	1Q23
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	1Q23
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q24
Global Ship Lease 38 LLC	GSL	Liberia	Manet	2,272	2001	4Q21
Global Ship Lease 40 LLC	GSL	Liberia	Keta	2,207	2003	3Q21
Global Ship Lease 41 LLC	GSL	Liberia	Julie	2,207	2002	1Q23(12)
Global Ship Lease 45 LLC	GSL	Liberia	Kumasi	2,207	2002	3Q21
Global Ship Lease 44 LLC	GSL	Liberia	Marie Delmas	2,207	2002	3Q21

(1) All subsidiaries are 100% owned, either directly or indirectly;

(2) Twenty-foot Equivalent Units;

(3) Currently, vessel-operating company under a sale and leaseback transaction.

(4) GSL Eleni delivered 2Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year at the option of the charterer;

(5) GSL Christen commenced a charter with Maersk in July 2020 for 2 – 10 months, at charterer’s option. In 2Q21 the charter was extended, in direct continuation, for 27—30 months;

(6) GSL Nicoletta commenced a charter with MSC in July 2020; upon conclusion of that charter in 3Q2021, GSL Nicoletta will be chartered to Maersk for 36—40 months;

(7) A package agreement with ZIM, for direct charter extensions on two 5,900 TEU ships: Ian H from May 2021 and Zim Europe (formerly Dimitris Y) from May 2022.On April 9, 2021, Dimiris Y has been renamed to Zim Europe; (8)“tbr” means “to be renamed”;

(9) Orca I. Chartered to Maersk 2Q2021, at which time the charter was extended in direct continuation for 36—39 months; thereafter Maersk has the option to charter the vessel for a further 12-14 months;

(10) CMA CGM Alcazar and GSL Chateau d’If. Both ships have been forward fixed for five years with the new charters due to commence in 4Q2021;

(11) Athena was chartered to MSC to 2Q2021, at which time the vessel was drydocked. Thereafter Athena was fixed on charter to Hapag-Lloyd for 35—37 months;

(12) Julie. Chartered to 2Q2021 with Sea Consortium; thereafter extended in direct continuation to 1Q2023 (earliest).

1. Description of Business (continued)

In February 2021, the Company contracted to purchase seven ships of approximately 6,000 TEU each (“the Seven Vessels”) with an average age of approximately 20 years for an aggregate purchase price of $116,000. The Company has agreed charters for all seven ships to Maersk Line for a minimum firm period of 36 months each, followed by two one-year extensions at charterer’s option; for two vessels these new charters will commence on completion of existing short charters. Six vessels were delivered during the second quarter of 2021, and the seventh vessel, to be renamed GSL MYNY, was delivered during July 2021.

In June 2021, the Company contracted to purchase 12 containerships from Borealis Finance LLC (the “Twelve Vessels”) with a weighted average age of 11 years for an aggregate purchase price of $233,890. The ships are all on charter with leading liner operators, with remaining charter durations of three to 25 months. The 12 vessels were delivered between July 15, 2021 and 29, 2021.

During June 2021, the Company also contracted to purchase four 5,470 TEU Panamax containerships (the “Four Vessels”) with an average age of approximately 11 years for an aggregate purchase price of $148,000. On delivery, the ships will be chartered to Maersk Line operator for a firm period of three years each, with a charterer’s option for a period of additional three years. The ships are scheduled for delivery during the third and fourth quarter of 2021.

With these additions and following the sale of La Tour on June 30, 2021, the Company’s fleet will comprise 65 containerships.

The following table provides further information about the 17 ships, which the Company had contacted to purchase as at June 30, 2021 and which have been delivered or are expected to be delivered during the third and fourth quarter of 2021:

Vessel Name(1)	Capacity in TEUs	Lightweight (tons)	Year Built	Charterer
tbr GSL MYNY	6,008	24,873	2000	Maersk
tbr GSL Tripoli	5,470	22,259	2009	Maersk
tbr GSL Kithira	5,470	22,108	2009	Maersk
tbr GSL Tinos	5,470	22,067	2010	Maersk
tbr GSL Syros	5,470	22,098	2010	Maersk
tbr GSL Susan	4,363	17,309	2008	CMA CGM
tbr GSL Rossi	3,421	16,309	2012	Gold Star
tbr GSL Alice	3,421	16,209	2014	CMA CGM
tbr GSL Eleftheria	3,405	16,209	2013	Maersk
tbr GSL Melina	3,400	16,209	2013	Maersk
tbr Matson Molokai	2,824	12,032	2007	Matson
tbr GSL Lalo	2,824	11,951	2006	ONE
tbr GSL Mercer	2,824	11,970	2007	Hapag Lloyd
tbr GSL Elizabeth	2,742	11,507	2006	ONE
tbr GSL Chloe	2,546	12,212	2012	ONE
tbr GSL Maren	2,546	12,212	2014	Westwood
tbr GSL Amstel	1,118	5,167	2008	CMA CGM

(1) To be renamed “tbr”.